UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    0207-534-6002

Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom        January 15, 2010
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total: $ 882,084
                                         (thousands)

List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COL 7        COLUMN 8

                                                           VALUE    SHS OR     SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x$1000) PRN AMT    PRN CALL  DISCRETION   MGRS    SOLE       SHRD NONE
------------------------------------------------------------------------------------------------------------------------------------
CHOICE HOTELS INTL INC        COM               169905106    2,961      93,535 SH        SOLE         NONE        93,535
CLOROX CO DEL                 COM               189054109   99,650   1,633,610 SH        SOLE         NONE     1,633,610
DOMINOS PIZZA INC             COM               25754A201   47,875   5,712,972 SH        SOLE         NONE     5,712,972
DR PEPPER SNAPPLE GROUP INC   COM               26138E109  326,832  11,548,838 SH        SOLE         NONE    11,548,838
KIMBERLY CLARK CORP           COM               494368103  145,555   2,284,652 SH        SOLE         NONE     2,284,652
LEE ENTERPRISES INC           COM               523768109   12,682   3,654,670 SH        SOLE         NONE     3,654,670
PHILIP MORRIS INTL INC        COM               718172109   96,997   2,012,809 SH        SOLE         NONE     2,012,809
PROCTER & GAMBLE CO           COM               742718109  149,532   2,466,296 SH        SOLE         NONE     2,466,296

SK 21623 0002 1063058